Note 21 - Other Payables and Provisions for Liabilities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Nov. 08, 2017
Statement Line Items [Line Items]
Average credit period, payables	89 days	86 days
Interest payable	$ 0
Accruals classified as non-current	700	$ 100
Finance lease liabilities	$ 3,400	$ 2,100
Borrowings, interest rate	6.80%	6.60%
Revolving loan from Silicon Valley Bank [member]
Statement Line Items [Line Items]
Revolving loans, maximum capacity			$ 25,000
Conditional maximum capacity of revolving loans			$ 75,000
Borrowings, interest rate			4.67%
Total borrowings	$ 10,000
Total borrowing costs incurred	600
Borrowing costs amortised	100
Borrowing costs capitalised	$ 500
Revolving loan from Silicon Valley Bank [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate			0.50%
Subordinated Loan and Security Agreement from Silicon Valley Bank [member]
Statement Line Items [Line Items]
Borrowings, interest rate	3.04%
Subordinated Loan and Security Agreement from Silicon Valley Bank [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate	2.75%
Total subordinated liabilities	$ 35,000
Subordinated Loan and Security Agreement from Silicon Valley Bank [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate	1.50%